Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	213,700	5,774,174
Verizon Communications, Inc.	265,200	15,113,748
Total		20,887,922
Entertainment 3.7%
Activision Blizzard, Inc.	113,200	8,572,636
Electronic Arts, Inc.(a)	73,100	8,759,573
Walt Disney Co. (The)	11,700	1,418,625
Total		18,750,834
Interactive Media & Services 0.8%
Alphabet, Inc., Class A(a)	2,290	3,700,892
Media 0.2%
DISH Network Corp., Class A(a)	15,100	384,899
Interpublic Group of Companies, Inc. (The)	41,600	752,544
Total		1,137,443
Total Communication Services		44,477,091
Consumer Discretionary 7.8%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	4,300	915,900
Wyndham Destinations, Inc.	269,400	8,790,522
Total		9,706,422
Household Durables 2.0%
Lennar Corp., Class A	32,200	2,261,406
PulteGroup, Inc.	196,600	8,013,416
Total		10,274,822
Internet & Direct Marketing Retail 0.2%
eBay, Inc.	16,000	762,080
Multiline Retail 1.9%
Target Corp.	62,100	9,452,862
Specialty Retail 1.8%
Best Buy Co., Inc.	63,500	7,083,425
Home Depot, Inc. (The)	8,600	2,293,706
Total		9,377,131
Total Consumer Discretionary		39,573,317
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.5%
Food Products 1.1%
General Mills, Inc.	93,600	5,533,632
Household Products 3.5%
Kimberly-Clark Corp.	68,100	9,029,379
Procter & Gamble Co. (The)	65,800	9,021,180
Total		18,050,559
Tobacco 2.9%
Altria Group, Inc.	175,100	6,317,608
Philip Morris International, Inc.	115,500	8,202,810
Total		14,520,418
Total Consumer Staples		38,104,609
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.(b)	128,200	8,909,900
ConocoPhillips Co.	225,200	6,445,224
HollyFrontier Corp.	117,100	2,167,521
Total		17,522,645
Total Energy		17,522,645
Financials 18.6%
Banks 6.5%
Bank of America Corp.	143,900	3,410,430
Citigroup, Inc.	249,500	10,334,290
JPMorgan Chase & Co.	135,200	13,255,008
Popular, Inc.	110,900	4,679,980
Wells Fargo & Co.	64,200	1,377,090
Total		33,056,798
Capital Markets 5.9%
BlackRock, Inc.	19,600	11,744,516
Intercontinental Exchange, Inc.	82,100	7,750,240
Morgan Stanley	213,500	10,280,025
Total		29,774,781
Consumer Finance 0.8%
OneMain Holdings, Inc.	116,400	4,061,196
Columbia Disciplined Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(a)	24,100	4,865,790
Equitable Holdings, Inc.	249,300	5,357,457
Jefferies Financial Group, Inc.	152,500	2,975,275
Total		13,198,522
Insurance 2.8%
Allstate Corp. (The)	97,200	8,626,500
MetLife, Inc.	63,500	2,403,475
Prudential Financial, Inc.	48,600	3,111,372
Total		14,141,347
Total Financials		94,232,644
Health Care 14.2%
Biotechnology 1.4%
AbbVie, Inc.	16,500	1,404,150
Alexion Pharmaceuticals, Inc.(a)	17,750	2,043,735
BioMarin Pharmaceutical, Inc.(a)	19,000	1,414,170
Gilead Sciences, Inc.	36,200	2,105,030
Total		6,967,085
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	11,700	1,229,787
Medtronic PLC	134,900	13,566,893
Total		14,796,680
Health Care Providers & Services 3.0%
CVS Health Corp.	26,800	1,503,212
HCA Healthcare, Inc.	69,800	8,651,012
Humana, Inc.	12,450	4,971,036
Total		15,125,260
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	16,800	7,948,416
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	100,300	5,862,535
Johnson & Johnson	82,500	11,311,575
Merck & Co., Inc.	109,500	8,235,495
Pfizer, Inc.	51,900	1,841,412
Total		27,251,017
Total Health Care		72,088,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 12.9%
Aerospace & Defense 0.1%
Northrop Grumman Corp.	2,100	608,622
Airlines 0.9%
Copa Holdings SA, Class A	94,700	4,666,816
Construction & Engineering 0.4%
Quanta Services, Inc.	30,200	1,885,386
Electrical Equipment 4.9%
Eaton Corp. PLC	107,200	11,126,288
Emerson Electric Co.	149,700	9,699,063
Regal Beloit Corp.	42,300	4,172,895
Total		24,998,246
Industrial Conglomerates 1.2%
3M Co.	24,800	3,967,008
Honeywell International, Inc.	12,100	1,995,895
Total		5,962,903
Machinery 2.5%
Deere & Co.	30,900	6,980,619
Illinois Tool Works, Inc.	27,900	5,465,052
Total		12,445,671
Professional Services 0.1%
Robert Half International, Inc.	11,000	557,590
Road & Rail 2.4%
CSX Corp.	114,400	9,030,736
Norfolk Southern Corp.	2,700	564,624
Union Pacific Corp.	14,300	2,533,817
Total		12,129,177
Trading Companies & Distributors 0.4%
Univar, Inc.(a)	125,600	2,083,704
Total Industrials		65,338,115
Information Technology 9.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	317,600	11,401,840
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.(a)	35,200	2,741,728
SYNNEX Corp.	7,400	974,136
Total		3,715,864

2	Columbia Disciplined Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.9%
Fiserv, Inc.(a)	9,300	887,871
VeriSign, Inc.(a)	6,400	1,220,480
WEX, Inc.(a)	17,500	2,214,625
Total		4,322,976
Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	25,200	8,810,676
Intel Corp.	224,600	9,945,288
Total		18,755,964
Software 1.8%
Autodesk, Inc.(a)	38,600	9,091,844
Total Information Technology		47,288,488
Materials 4.7%
Chemicals 1.6%
Chemours Co. LLC (The)	94,400	1,901,216
Dow, Inc.	135,000	6,141,150
Total		8,042,366
Metals & Mining 3.1%
Reliance Steel & Aluminum Co.	86,900	9,471,231
Steel Dynamics, Inc.	203,000	6,390,440
Total		15,861,671
Total Materials		23,904,037
Real Estate 4.7%
Equity Real Estate Investment Trusts (REITS) 4.7%
Digital Realty Trust, Inc.	31,700	4,574,310
Gaming and Leisure Properties, Inc.	132,243	4,807,033
Prologis, Inc.	117,800	11,685,760
SBA Communications Corp.	9,600	2,787,552
Total		23,854,655
Total Real Estate		23,854,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.0%
Electric Utilities 4.7%
American Electric Power Co., Inc.	6,400	575,552
Exelon Corp.	239,200	9,541,688
NRG Energy, Inc.	280,500	8,869,410
Southern Co. (The)	12,400	712,380
Xcel Energy, Inc.	63,100	4,418,893
Total		24,117,923
Multi-Utilities 1.3%
Sempra Energy	51,400	6,443,504
Total Utilities		30,561,427
Total Common Stocks (Cost $470,281,631)		496,945,486

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c),(d)	9,863,176	9,862,190
Total Money Market Funds (Cost $9,861,330)		9,862,190
Total Investments in Securities (Cost: $480,142,961)		506,807,676
Other Assets & Liabilities, Net		550,217
Net Assets		507,357,893

At October 31, 2020, securities and/or cash totaling $1,473,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	71	12/2020	USD	11,589,685	—	(346,463)
Columbia Disciplined Value Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	8,382,938	11,943,960	(10,464,492)	(216)	9,862,190	(309)	2,964	9,863,176
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | Quarterly Report 2020

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1QT179_07_K01_(12/20)